Financial Instruments (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Derivative financial Asset	$ 1,066,394	$ 3,844,406
Derivative financial Liability	$ 8,361,749	$ 652,079
Total Agreements [Member]
IfrsStatementLineItems [Line Items]
Number of agreements	52	46
Derivative financial Asset	$ 34,777,920	$ 41,137,595
Derivative financial Liability	$ 19,558,686	$ 13,319,256
Currency swap contract [member]
IfrsStatementLineItems [Line Items]
Number of agreements	50	42
Interest rate swap contract [member]
IfrsStatementLineItems [Line Items]
Number of agreements	2	4
Derivative financial Asset	$ 33,711,526	$ 37,293,189
Derivative financial Liability	$ 11,196,937	$ 12,667,177
Clp [Member] | Currency swap contract [member]
IfrsStatementLineItems [Line Items]
Number of agreements	2	2
Derivative, Nominal amount	$ 3,500	$ 3,500
Derivative financial Asset	33,711,526	36,218,088
Derivative financial Liability	11,196,937	11,237,316
Clp [Member] | Currency swap contract [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial Asset	7,643,747	6,157,487
Derivative financial Liability	2,609,858	2,656,838
Clp [Member] | Currency swap contract [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Derivative financial Asset	4,281,953	11,634,471
Derivative financial Liability	8,587,079	8,580,478
Clp [Member] | Currency swap contract [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Derivative financial Asset	$ 21,785,826	$ 18,426,130
Euro [Member] | Currency swap contract [member]
IfrsStatementLineItems [Line Items]
Number of agreements	9	9
Derivative, Nominal amount	$ 19,071	$ 12,876
Derivative financial Asset	141,785	26,092
Derivative financial Liability	166,607	103,889
Euro [Member] | Currency swap contract [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial Asset	141,785	26,092
Derivative financial Liability	$ 166,607	$ 103,889
Euro [Member] | Interest rate swap contract [member]
IfrsStatementLineItems [Line Items]
Number of agreements		1
Derivative, Nominal amount		$ 296
Derivative financial Asset		1,075,101
Euro [Member] | Interest rate swap contract [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial Asset		$ 1,075,101
Usd [Member] | Currency swap contract [member]
IfrsStatementLineItems [Line Items]
Number of agreements	33	24
Derivative, Nominal amount	$ 304,780	$ 156,838
Derivative financial Asset	898,611	3,783,635
Derivative financial Liability	8,174,785	531,473
Usd [Member] | Currency swap contract [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial Asset	898,611	3,783,635
Derivative financial Liability	8,174,785	$ 531,473
Usd [Member] | Interest rate swap contract [member]
IfrsStatementLineItems [Line Items]
Number of agreements		1
Derivative, Nominal amount		$ 479
Derivative financial Liability		1,429,861
Usd [Member] | Interest rate swap contract [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial Liability		1,429,861
Cad [Member] | Currency swap contract [member]
IfrsStatementLineItems [Line Items]
Derivative, Nominal amount	1,770	1,830
Derivative financial Asset	19,208
Derivative financial Liability		$ 7,347
Cad [Member] | Currency swap contract [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial Asset	$ 19,208
Cad [Member] | Interest rate swap contract [member]
IfrsStatementLineItems [Line Items]
Number of agreements	2	1
Gbp [Member] | Currency swap contract [member]
IfrsStatementLineItems [Line Items]
Derivative, Nominal amount	$ 721	$ 1,192
Derivative financial Asset	6,790	33,795
Derivative financial Liability	20,357	9,370
Gbp [Member] | Currency swap contract [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial Asset	6,790	33,795
Derivative financial Liability	$ 20,357	$ 9,370
Gbp [Member] | Interest rate swap contract [member]
IfrsStatementLineItems [Line Items]
Number of agreements	6	7
Chf [Member] | Currency swap contract [member]
IfrsStatementLineItems [Line Items]
Derivative, Nominal amount		$ 140
Derivative financial Asset		884
Chf [Member] | Currency swap contract [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial Asset		$ 884
Chf [Member] | Interest rate swap contract [member]
IfrsStatementLineItems [Line Items]
Number of agreements		1